Document and Entity Information	12 Months Ended
Aug. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Apr 30, 2012
Registrant Name	WILMINGTON FUNDS
Central Index Key	0000830744
Amendment Flag	false
Document Creation Date	Nov 27, 2012
Document Effective Date	Nov 27, 2012
Prospectus Date	Aug 31, 2012

Supplement dated November 27, 2012 to the Wilmington Funds (the “Funds” or the “Trust”)

Prospectus dated August 31, 2012 (the “Prospectus”)

Effective November 27, 2012, the information in the Prospectus will be amended, supplemented or replaced as follows:

Wilmington Multi-Manager Real Asset Fund

The following amends and replaces the “Average Annual Total Returns” chart of the “Performance Information” section on page 33 of the Prospectus.

Average Annual Total Returns

(For the periods ended December 31, 2011)

	1 Year	5 Years	10 Years or Life of Fund (Inception 7/1/03)
Class I Shares
Return Before Taxes	0.69%	2.30%	9.27	%*
Return After Taxes on Distributions	(0.37)%	0.84%	7.71	%*
Return After Taxes on Distributions and Sale of Fund Shares	0.46%	1.21%	7.35	%*
Class A Shares
Return Before Taxes	(5.08)%	0.89%	3.21	%*
Barclays Capital World Government Inflation-Linked Bond Index (USD Hedged) (reflects no deductions for fees, expenses or taxes)	11.08%	6.68%	5.85%
Real Asset Blended Index (reflects no deductions for fees, expenses or taxes)**	1.69%	3.36%	7.33	%*

*	Class I Shares commenced operations on July 1, 2003 and Class A Shares commenced operations on December 20, 2005.

**	The Blended Index is calculated by the investment advisor and represents the weighted return of 50% Barclays Capital World Government Inflation-Linked Bond Index, 35% S&P Developed Property Index and 15% Dow Jones-UBS Commodity Index for the period since January 1, 2011. For the period from January 1, 2009 until January 1, 2011 the Blended Index represented the weighted return of 40% Barclays Capital World Government Inflation-Linked Bond Index, 30% S&P Developed Property Index and 30% Dow Jones-UBS Commodity Index, and for the period from inception until January 1, 2009, the Blended Index represented the weighted return of 50% Barclays Capital U.S. TIPS Index, 30% NAREIT Equity Index and 20% Dow Jones-UBS Commodity Index.

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILMINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2012
Supplement [TextBlock]	wf9_SupplementTextBlock

Supplement dated November 27, 2012 to the Wilmington Funds (the “Funds” or the “Trust”)

Prospectus dated August 31, 2012 (the “Prospectus”)

Effective November 27, 2012, the information in the Prospectus will be amended, supplemented or replaced as follows:

Wilmington Multi-Manager Real Asset Fund

The following amends and replaces the “Average Annual Total Returns” chart of the “Performance Information” section on page 33 of the Prospectus.

Average Annual Total Returns

(For the periods ended December 31, 2011)

	1 Year	5 Years	10 Years or Life of Fund (Inception 7/1/03)
Class I Shares
Return Before Taxes	0.69%	2.30%	9.27	%*
Return After Taxes on Distributions	(0.37)%	0.84%	7.71	%*
Return After Taxes on Distributions and Sale of Fund Shares	0.46%	1.21%	7.35	%*
Class A Shares
Return Before Taxes	(5.08)%	0.89%	3.21	%*
Barclays Capital World Government Inflation-Linked Bond Index (USD Hedged) (reflects no deductions for fees, expenses or taxes)	11.08%	6.68%	5.85%
Real Asset Blended Index (reflects no deductions for fees, expenses or taxes)**	1.69%	3.36%	7.33	%*

*	Class I Shares commenced operations on July 1, 2003 and Class A Shares commenced operations on December 20, 2005.

**	The Blended Index is calculated by the investment advisor and represents the weighted return of 50% Barclays Capital World Government Inflation-Linked Bond Index, 35% S&P Developed Property Index and 15% Dow Jones-UBS Commodity Index for the period since January 1, 2011. For the period from January 1, 2009 until January 1, 2011 the Blended Index represented the weighted return of 40% Barclays Capital World Government Inflation-Linked Bond Index, 30% S&P Developed Property Index and 30% Dow Jones-UBS Commodity Index, and for the period from inception until January 1, 2009, the Blended Index represented the weighted return of 50% Barclays Capital U.S. TIPS Index, 30% NAREIT Equity Index and 20% Dow Jones-UBS Commodity Index.

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Wilmington Multi-Manager Real Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [TextBlock]	wf9_SupplementTextBlock

Supplement dated November 27, 2012 to the Wilmington Funds (the “Funds” or the “Trust”)

Prospectus dated August 31, 2012 (the “Prospectus”)

Effective November 27, 2012, the information in the Prospectus will be amended, supplemented or replaced as follows:

Wilmington Multi-Manager Real Asset Fund

The following amends and replaces the “Average Annual Total Returns” chart of the “Performance Information” section on page 33 of the Prospectus.

Average Annual Total Returns

(For the periods ended December 31, 2011)

	1 Year	5 Years	10 Years or Life of Fund (Inception 7/1/03)
Class I Shares
Return Before Taxes	0.69%	2.30%	9.27	%*
Return After Taxes on Distributions	(0.37)%	0.84%	7.71	%*
Return After Taxes on Distributions and Sale of Fund Shares	0.46%	1.21%	7.35	%*
Class A Shares
Return Before Taxes	(5.08)%	0.89%	3.21	%*
Barclays Capital World Government Inflation-Linked Bond Index (USD Hedged) (reflects no deductions for fees, expenses or taxes)	11.08%	6.68%	5.85%
Real Asset Blended Index (reflects no deductions for fees, expenses or taxes)**	1.69%	3.36%	7.33	%*

*	Class I Shares commenced operations on July 1, 2003 and Class A Shares commenced operations on December 20, 2005.

**	The Blended Index is calculated by the investment advisor and represents the weighted return of 50% Barclays Capital World Government Inflation-Linked Bond Index, 35% S&P Developed Property Index and 15% Dow Jones-UBS Commodity Index for the period since January 1, 2011. For the period from January 1, 2009 until January 1, 2011 the Blended Index represented the weighted return of 40% Barclays Capital World Government Inflation-Linked Bond Index, 30% S&P Developed Property Index and 30% Dow Jones-UBS Commodity Index, and for the period from inception until January 1, 2009, the Blended Index represented the weighted return of 50% Barclays Capital U.S. TIPS Index, 30% NAREIT Equity Index and 20% Dow Jones-UBS Commodity Index.

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Wilmington Multi-Manager Real Asset Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.08%)
5 Years	rr_AverageAnnualReturnYear05	0.89%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.21%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2005
Wilmington Multi-Manager Real Asset Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.69%
5 Years	rr_AverageAnnualReturnYear05	2.30%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.27%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Wilmington Multi-Manager Real Asset Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.37%)
5 Years	rr_AverageAnnualReturnYear05	0.84%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.71%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Wilmington Multi-Manager Real Asset Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.46%
5 Years	rr_AverageAnnualReturnYear05	1.21%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.35%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Wilmington Multi-Manager Real Asset Fund | Barclays Capital World Government Inflation-Linked Bond Index (USD Hedged)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.08%
5 Years	rr_AverageAnnualReturnYear05	6.68%
10 Years	rr_AverageAnnualReturnYear10	5.85%
Wilmington Multi-Manager Real Asset Fund | Real Asset Blended Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.69%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.36%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.33%	[1],[2]

[1]	Class I Shares commenced operations on July 1, 2003 and Class A Shares commenced operations on December 20, 2005.
[2]	The Blended Index is calculated by the investment advisor and represents the weighted return of 50% Barclays Capital World Government Inflation-Linked Bond Index, 35% S&P Developed Property Index and 15% Dow Jones-UBS Commodity Index for the period since January 1, 2011. For the period from January 1, 2009 until January 1, 2011 the Blended Index represented the weighted return of 40% Barclays Capital World Government Inflation-Linked Bond Index, 30% S&P Developed Property Index and 30% Dow Jones-UBS Commodity Index, and for the period from inception until January 1, 2009, the Blended Index represented the weighted return of 50% Barclays Capital U.S. TIPS Index, 30% NAREIT Equity Index and 20% Dow Jones-UBS Commodity Index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILMINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Aug 31, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 27, 2012